CONCENTRATION (Schedule of Major Supplier Concentrations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Purchases from suppliers	$ 102,197,994	$ 110,250,876	$ 102,353,957
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Supplier Concentration Risk [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 100,343,592	$ 87,209,870	$ 80,156,379
Concentration risk percentage	96.00%	82.00%	78.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Company X (3rd Party) [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 22,137,683	$ 20,021,833
Concentration risk percentage	21.00%	19.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Company Y (3rd Party) [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 36,094,431	$ 54,268,855	$ 32,748,784
Concentration risk percentage	35.00%	51.00%	32.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Company Z (3rd Party) [Member]
Concentration Risk [Line Items]
Purchases from suppliers			$ 47,407,595
Concentration risk percentage			46.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Company U (3rd Party) [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 11,729,136
Concentration risk percentage	11.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Company V (3rd Party) [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 30,382,342	$ 12,919,182
Concentration risk percentage	29.00%	12.00%